UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

Tekla Life Sciences Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2014

Item 1.  Schedule of Investments.

TEKLA LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

(Unaudited)

SHARES			VALUE
		CONVERTIBLE PREFERRED AND WARRANTS (Restricted)(a) (b) — 5.9% of Net Assets
		Biotechnologies/Biopharmaceuticals — 0.6%
2,568,939		EBI Life Sciences, Inc. Series A (c)	$13,102
2,862,324		Euthymics Biosciences, Inc. Series A (c)	1,099,991
2,568,939		Neurovance, Inc. Series A (c)	199,863
16,718,379		Neurovance, Inc. Series A-1 (c)	1,300,690
			2,613,646
		Healthcare Services — 1.6%
3,589,744		PHT Corporation Series D (c)	6,102,565
802,996		PHT Corporation Series E (c)	1,461,453
99,455		PHT Corporation Series F (c)	282,452
			7,846,470
		Medical Devices and Diagnostics — 3.7%
2,338,198		AlterG, Inc. Series C	958,661
79,330		CardioKinetix, Inc. Series C	1,116,094
142,574		CardioKinetix, Inc. Series D	542,779
439,333		CardioKinetix, Inc. Series E	1,250,781
403,207		CardioKinetix, Inc. Series F	1,377,516
N/A	(d)	CardioKinetix, Inc. warrants (expiration 12/11/19)	0
N/A	(d)	CardioKinetix, Inc. warrants (expiration 6/03/20)	0
8,822		CardioKinetix, Inc. warrants (expiration 8/15/24)	0
2,161,090		Dynex Technologies, Inc. Series A	1,080,545
98,824		Dynex Technologies, Inc. warrants (expiration 4/01/19)	0
7,877		Dynex Technologies, Inc. warrants (expiration 5/06/19)	0
3,210,450		IlluminOss Medical, Inc. Series C-1 (c)	1,230,887
5,126,388		Insightra Medical, Inc. Series C (c)	2,170,000
2,446,016		Labcyte, Inc. Series C	1,743,765
107,178		Labcyte, Inc. Series D	88,915
2,161,090		Magellan Diagnostics, Inc. Series A	1,480,995
98,824		Magellan Diagnostics, Inc. warrants (expiration 4/01/19)	0
7,877		Magellan Diagnostics, Inc. warrants (expiration 5/06/19)	0
9,606,373		Palyon Medical Corporation Series A (c)	480
18,832,814		Palyon Medical Corporation Series B (c)	32,769
N/A	(d)	Palyon Medical Corporation warrants (expiration 4/26/19) (c)	0
43,478		TherOx, Inc. Series H	435
99,646		TherOx, Inc. Series I	997
3,280,000		Tibion Corporation Series B	0
N/A	(d)	Tibion Corporation warrants (expiration 7/12/17)	0
N/A	(d)	Tibion Corporation warrants (expiration 10/30/17)	0
N/A	(d)	Tibion Corporation warrants (expiration 11/28/17)	0
2,606,033		Veniti, Inc. Series A (c)	2,633,396
1,307,169		Veniti, Inc. Series B (c)	1,386,253
716,720		Veniti, Inc. Series C (c)	819,999
			17,915,267
		TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $30,866,733)	28,375,383

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE
	CONVERTIBLE AND NON-CONVERTIBLE NOTES — 2.1%
	Convertible Notes — 2.1%
	Biotechnologies/Biopharmaceuticals — 0.6%
$1,485,000	Merrimack Pharmaceuticals, Inc. 4.5%, due 7/15/20	$2,831,709

	Drug Discovery Technologies — 0.0%
700,000	deCode Genetics, Inc. 3.5%, due 4/15/11 (a) (b)	0

	Medical Devices and Diagnostics — 0.2%
775,000	Insightra Medical, Inc., 8.00% due 11/1/15 (Restricted) (a) (c)	775,000
37,399	Palyon Medical Corporation Promissory Note, 8.00% due 5/15/15 (Restricted) (a) (c)	1,870
26,005	Palyon Medical Corporation, 8.00% due 6/15/15 (Restricted) (a) (c)	1,300
		778,170
	Pharmaceuticals — 1.3%
1,500,000	Spectrum Pharmaceuticals, Inc., 2.75% due 12/15/18 (g)	1,415,625
2,000,000	Supernus Pharmaceuticals, Inc., 7.50% due 5/1/19 (g)	3,488,750
1,350,000	TetraLogic Pharmaceuticals Corp, 8.00% due 6/15/19 (g)	1,338,188
		6,242,563
	TOTAL CONVERTIBLE NOTES	9,852,442

	Non-Convertible Notes (Restricted)(a) (b) — 0.0%
	Medical Devices and Diagnostics — 0.0%
238,286	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	0
28,211	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	0
	TOTAL NON-CONVERTIBLE NOTES	0
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $7,950,404)	38,227,825

SHARES
	COMMON STOCKS AND WARRANTS — 87.6%
	Biotechnologies/Biopharmaceuticals — 63.7%
69,092	Acorda Therapeutics, Inc. (b)	2,823,790
127,799	Alexion Pharmaceuticals, Inc. (b)	23,646,649
77,253	Alkermes plc (b)	4,523,936
61,595	Alnylam Pharmaceuticals, Inc. (b)	5,974,715
107,115	Amgen Inc.	17,062,348
60,000	Bellicum Pharmaceuticals, Inc. (b)	1,382,400
283,411	BioDelivery Sciences International, Inc. (b)	3,406,600
69,082	Biogen Idec, Inc. (b)	23,449,885
128,432	BioMarin Pharmaceutical Inc. (b)	11,610,253
54,527	bluebird bio, Inc. (b)	5,001,216
436,322	Celgene Corporation (b)	48,806,979
188,012	Celladon Corporation (b)	3,671,874
4,940	Celladon Corporation warrants (Restricted, expiration 10/10/18) (a) (b)	53,797

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Common Stocks and Warrants — continued
	Biotechnologies/Biopharmaceuticals — continued
1,892	Ceres, Inc. warrants (Restricted, expiration 9/05/15) (a) (b)	$0
156,250	Dicerna Pharmaceuticals, Inc. (b)	2,573,436
443,120	Gilead Sciences, Inc. (b)	41,768,491
207,030	Infinity Pharmaceuticals, Inc. (b)	3,496,737
137,766	Karyopharm Therapeutics Inc. (b)	5,156,581
111,433	KYTHERA Biopharmaceuticals Inc. (b)	3,864,496
12,743	MacroGenics, Inc. (b)	446,897
243,920	MEI Pharma, Inc. (b)	1,041,538
567,787	Merrimack Pharmaceuticals, Inc. (b)	6,415,993
353,475	Momenta Pharmaceuticals, Inc. (b)	4,255,839
417,272	Neurocrine Biosciences, Inc. (b)	9,321,857
242,700	NPS Pharmaceuticals, Inc. (b)	8,681,379
113,100	OncoGenex Pharmaceuticals, Inc. (b)	258,999
37,500	OncoGenex Pharmaceuticals, Inc. warrants (Restricted, expiration 10/22/15) (a) (b)	0
119,150	PTC Therapeutics, Inc. (b)	6,168,396
20,400	Receptos, Inc. (b)	2,499,204
54,522	Regeneron Pharmaceuticals, Inc. (b)	22,367,651
5,000	Sage Therapeutics, Inc. (b)	183,000
213,896	Sorrento Therapeutics, Inc. (b)	2,153,933
56,000	Synageva BioPharma Corp (b)	5,196,240
514,628	Verastem, Inc. (b)	4,703,700
206,557	Vertex Pharmaceuticals, Inc. (b)	24,538,972
26,614	Zafgen, Inc. (b)	820,776
		307,328,557
	Drug Delivery — 0.9%
260,583	Heron Therapeutics, Inc. (b)	2,621,465
103,333	Heron Therapeutics, Inc. warrants (Restricted, expiration 7/01/16) (a) (b)	506,747
575,640	IntelliPharmaceutics International Inc. (b) (c)	1,300,946
319,800	IntelliPharmaceutics International Inc. warrants (Restricted, expiration 2/01/16) (a) (b) (c)	137,514
		4,566,672
	Drug Discovery Technologies — 3.9%
259,915	Incyte Corporation (b)	19,002,386

	Generic Pharmaceuticals — 9.0%
46,815	Actavis plc (b)	12,050,649
255,050	Akorn, Inc. (b)	9,232,810
99,469	Impax Laboratories, Inc. (b)	3,151,178
147,916	Mylan, Inc. (b)	8,338,025
18,854	Perrigo Company plc (f)	3,151,635
25,650	Sagent Pharmaceuticals, Inc. (b)	644,071
115,118	Teva Pharmaceutical Industries Ltd. (e)	6,620,436
		43,188,804

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Common Stocks and Warrants — continued
	Healthcare Services — 0.1%
148,148	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	$629,629

	Medical Devices and Diagnostics — 2.8%
226,902	Accuray, Inc. (b)	1,713,110
130,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	92,929
17,668	IDEXX Laboratories, Inc. (b)	2,619,635
47,854	Illumina, Inc. (b)	8,832,891
139	Songbird Hearing, Inc. (Restricted) (a) (b)	93
		13,258,658
	Pharmaceuticals — 7.2%
46,200	Agios Pharmaceuticals, Inc. (b)	5,176,248
104,773	Endo International PLC (b)	7,556,229
232,784	Ironwood Pharmaceuticals, Inc. (b)	3,566,251
35,148	Jazz Pharmaceuticals plc (b)	5,754,782
59,229	Shire plc (e)	12,588,531
		34,642,041
	TOTAL COMMON STOCKS AND WARRANTS (Cost $214,752,946)	422,616,747
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 95.6% (Cost $253,570,083)	460,844,572

INTEREST
	MILESTONE INTEREST (RESTRICTED) (a) (b) — 0.0% of Net Assets
	Biotechnologies/Biopharmaceuticals — 0.0%
1	Targegen Milestone Interest	0
	TOTAL MILESTONE INTERESTS (Cost $2,962,363)	0
	TOTAL INVESTMENTS - 95.6% (Cost $256,532,446)	460,844,572
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.4%	21,447,065
	NET ASSETS - 100%	$482,291,637

(a)	Security fair valued. See Investment Valuation for Fair Value Measurements.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $20,950,530).
(d)	Number of warrants to be determined at a future date.
(e)	American Depository Receipt
(f)	Foreign security.
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) have established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or whose quoted price may otherwise not reflect fair value, are valued in good faith by the Adviser using a fair value process pursuant to policies and procedures approved by the Trustees described below. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are typically valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At December 31, 2014, the cost of securities for Federal income tax purposes was $256,532,446. The net unrealized gain on securities held by the Fund was $204,312,126, including gross unrealized gain of $222,884,907 and gross unrealized loss of $18,572,781.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended December 31, 2014 were as follows:

Issuer	Value on September 30, 2014	Purchases	Sales	Income		Value on December 31, 2014
EBI Life Sciences, Inc. Series A	$13,102			$		$13,102
Euthymics Biosciences, Inc. Series A	1,099,991					1,099,991
IlluminOss Medical, Inc. Series C-1	1,002,943	$227,944				1,230,887
Insightra Medical, Inc.	2,170,000	775,000				2,945,000
IntelliPharmaceutics International Inc.	1,937,348	—				1,438,460
Neurovance, Inc.	1,500,553	—				1,500,553
Palyon Medical Corporation	663,105	63,404				36,419
PHT Corporation	7,846,470	—				7,846,470
Veniti, Inc.	4,019,649	819,999				4,839,648
	$20,253,161	$1,886,347	$0		$0	$20,950,530

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

(Unaudited, continued)

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2014 to value the Fund’s net assets. For the period ended December 31, 2014, there were no transfers between Levels 1 and 2. The Fund accounts for transfers between levels at the beginning of the period.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred and Warrants
Biotechnologies/Biopharmaceuticals		$	$2,613,646	$2,613,646
Healthcare Services		—	7,846,470	7,846,470
Medical Devices and Diagnostics		—	17,915,267	17,915,267
Convertible and Non-Convertible Notes
Biotechnologies/Biopharmaceuticals		2,831,709		2,831,709
Medical Devices and Diagnostics			778,170	778,170
Pharmaceuticals		6,242,563	—	6,242,563
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	$307,274,760	—	53,797	307,328,557
Drug Delivery	3,922,411	—	644,261	4,566,672
Drug Discovery Technologies	19,002,386	—	—	19,002,386
Generic Pharmaceuticals	43,188,804	—	—	43,188,804
Healthcare Services	—	—	629,629	629,629
Medical Devices and Diagnostics	13,165,636	—	93,022	13,258,658
Pharmaceuticals	34,642,041	—	—	34,642,041
Biotechnologies/Biopharmaceuticals	—	—	0	0
Other Assets	—	—	368,532	368,532
Total	$421,196,038	$9,074,272	$30,942,794	$461,213,104

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

	Balance as of September 30, 2014	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of December 31, 2014
Convertible Preferred and Warrants
Biotechnologies/Biopharmaceuticals	$2,613,646	$(1,894)	$1,894	$—	$—	$2,613,646
Healthcare Services	7,846,470	—	—	—	—	7,846,470
Medical Devices and Diagnostics	16,119,664	(631,348)	2,426,951		—	17,915,267
Convertible and Non-Convertible Notes
Medical Devices and Diagnostics	251,153	(60,236)	838,406	(251,153)	—	778,170
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	25,046	28,751	—	—	—	53,797
Drug Delivery	632,059	12,202	—	—	—	644,261
Drug Discovery Technologies	11	(11)	—	—	—	—
Healthcare Services	777,777	(148,379)	231	—	—	629,629
Medical Devices and Diagnostics	76,069	16,953		—		93,022
Other Assets	468,897	—	4,964	(105,329)	—	368,532
Total	$28,810,792	$(783,962)	$3,272,446	$(356,482)	$0	$30,942,794
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2014						$(783,952)

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

(Unaudited, continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at 12/31/2014	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	790,987	Public market price	None	N/A
	18,324,232	Adjuted Capital asset pricing model	Discount Rate	13%-39% (17.88%)
			Price to sales multiple	1.2-5.7 (2.91)
			Revenue growth rate	12%-148% (91.11%)
	10,827,889	Independent valuation	None	N/A
	999,687	Probability adjusted value	Probability of events	10%-100% (20.80%)
			Timing of events	0.0-2.83 (0.80) years
$30,942,795

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 8% of the Fund’s net assets at December 31, 2014.

At December 31, 2014, the Fund had commitments of $385,734 relating to additional investments in two private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2014. The Fund on its own does not have the right to demand that such securities be registered.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

(Unaudited, continued)

	Acquisition			Carrying Value
Security (#)	Date		Cost	per Unit		Value
AlterG, Inc. Series C Cvt. Pfd.	4/12/13		$1,427,310	$0.41		$958,661
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08		1,653,315	14.07		1,116,094
Series D Cvt. Pfd.	12/10/10		545,940	3.81		542,779
Series E Cvt. Pfd.	9/14/11		1,253,611	2.85		1,250,781
Series F Cvt. Pfd.	12/04/14		1,377,518	3.42		1,377,516
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		123	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		123	0.00		0
Warrants (expiration 8/15/24)	08/15/14		126	0.00		0
Celladon Corporation Warrants (expiration 10/10/18)	10/10/13		65	10.89		53,797
Cercacor Laboratories, Inc. Common	3/31/98		0	0.72		92,929
Ceres, Inc. Warrants (expiration 9/05/15)	9/05/07		20	0.00		0
Dynex Technologies, Inc.
Series A Cvt. Pfd.	1/03/12	††	199,963	0.50		1,080,545
Warrants (expiration 4/01/19)	1/03/12	††	60	0.00		0
Warrants (expiration 5/06/19)	1/03/12	††	5	0.00		0
EBI Life Sciences, Inc. Series A Cvt. Pfd.	12/29/11	††	13,597	0.01	†	13,102
Euthymics Biosciences, Inc. Series A Cvt. Pfd.	7/14/10 - 5/21/12		2,635,558	0.38		1,099,991
Heron Therapeutics Inc. Warrants (expiration 7/01/16)	6/30/11		555	4.90		506,747
IlluminOss Medical, Inc. Series C-1 Cvt. Pfd.	9/26/12-6/13/14		1,231,368	0.38		1,230,887
InnovaCare, Inc. Common	12/21/12	††	643,527	4.25		629,629
Insightra Medical, Inc.
Series C Cvt. Pfd.	4/29/13		2,173,707	0.42		2,170,000
Cvt Promissory Note	12/8/14		775,000	100		775,000
IntelliPharmaCeutics International, Inc. Warrants (expiration 2/01/16)	1/31/11		115	0.43		137,514
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05		1,283,959	0.71		1,743,765
Series D Cvt. Pfd.	12/21/12		68,608	0.83		88,915
Magellan Diagnostics, Inc.
Series A Cvt. Pfd.	11/28/06 - 10/01/09		1,010,827	0.69		1,480,995
Warrants (expiration 4/01/19)	4/03/09		358	0.00		0
Warrants (expiration 5/06/19)	5/12/09		29	0.00		0
Neurovance, Inc.
Series A Cvt. Pfd.	12/29/11	††	203,613	0.08		199,863
Series A-1 Cvt. Pfd.	10/11/12 - 10/10/13		1,305,767	0.08		1,300,690
OncoGenex Pharmaceuticals, Inc. Warrants (expiration 10/22/15)	10/22/10		0	0.00		0

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

(Unaudited, continued)

Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09	2,070,040	0.00	†	480
Series B Cvt. Pfd.	6/28/13	1,314,671	0.00	†	32,769
Warrants (expiration 4/26/19)	4/25/12	21	0.00		0
Cvt. Promissory Note	11/13/14	37,401	5.00		1,870
Cvt. Promissory Note	12/16/14	26,005	5.00		1,300
PHT Corporation
Series D Cvt. Pfd.	7/23/01	2,804,181	1.70		6,102,565
Series E Cvt. Pfd.	9/12/03 - 10/19/04	627,548	1.82		1,461,453
Series F Cvt. Pfd.	7/21/08	81,729	2.84		282,452
Songbird Hearing, Inc. Common	12/14/00	2,003,239	0.67		93
Targegen Milestone Interest	7/20/10	2,962,363	0		0
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00 - 8/21/07	2,001,787	0.01		435
Series I Cvt. Pfd.	7/08/05	386,639	0.01		997
Tibion Corporation
Series B Cvt. Pfd.	2/23/11	905,158	0.00		0
Warrants (expiration 7/12/17)	7/12/12	0	0.00		0
Warrants (expiration 10/30/17)	10/30/12	0	0.00		0
Warrants (expiration 11/28/17)	11/28/12	0	0.00		0
Non-Cvt. Promissory Note	7/12/12	238,513	0.00		0
Non-Cvt. Promissory Note	4/12/13	28,212	0.00		0
Veniti, Inc.
Series A Cvt. Pfd.	2/28/11	2,272,029	1.01		2,633,396
Series B Cvt. Pfd.	5/24/13	1,197,448	1.06		1,386,253
Series C Cvt. Pfd.	12/12/14	819,999	1.14		819,999
		$37,581,750			$30,574,262

(#) See Schedule of Investments and corresponding footnotes for more information on each issuer.

† Carrying value per unit is greater than $0.00 but less than $0.01.

†† Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Life Sciences Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/26/15

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/26/15